Income and expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff costs
Wages, salaries and similar expenses	$ 220,293	$ 232,880	$ 214,374
Pension plan contributions	7,978	7,977	7,571
Employee benefit costs	77,588	73,953	58,972
Staff costs	$ 305,859	$ 314,810	$ 280,917